Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash and cash equivalents	$ 781	$ 1,032
Trade and other receivables	11,292	10,611
Inventories	9,698	8,266
Prepaid expenses	7,647	5,997
Total current assets	29,418	25,906
Non-current assets
Property, plant and equipment	9,202	10,149
Long-term deposit	862	459
Total non-current assets	10,064	10,608
Total assets	39,482	36,514
Current liabilities
Trade and other payables	9,460	8,420
Working capital facilities	16,283	11,821
Promissory notes	519	1,026
Short term loans	1,630	3,457
Derivative liability	155	1,489
Relief and recovery fund payable	13	9
Lease liability	471	389
Total current liabilities	28,531	26,611
Non-current liabilities
Lease liability	1,871	2,338
Government assistance payable	152	96
Other payables	343	323
Total non-current liabilities	2,366	2,757
Equity
Share capital	116,408	115,041
Contributed surplus	10,904	9,249
Warrants	4,725	4,725
Accumulated other comprehensive income	5,792	5,890
Deficit	(129,244)	(127,759)
Total Equity	8,585	7,146
Total liabilities and equity	$ 39,482	$ 36,514